Equity - Change in Ownership of HMH B.V (Details) - HMH Holding B.V. And Subsidiaries	3 Months Ended
Jun. 30, 2026 shares
Ownership
Beginning balance (in shares)	86,194,992
Purchase of HMH B.V. Shares (in shares)	0
Partial Exercise of Underwriters Purchase Option (in shares)	0
Issuance under the Equity Based Compensation Plan (in shares)	1,673,568
Ending balance (in shares)	87,868,560
Ownership Percentage
Beginning balance	100.00%
Ending balance	100.00%
HMH Holding Inc.
Ownership
Beginning balance (in shares)	16,840,000
Purchase of HMH B.V. Shares (in shares)	4,200,000
Partial Exercise of Underwriters Purchase Option (in shares)	1,371,688
Issuance under the Equity Based Compensation Plan (in shares)	1,673,568
Ending balance (in shares)	24,085,256
Ownership Percentage
Beginning balance	19.50%
Purchase of HMH B.V. Shares	4.90%
Partial Exercise of Underwriters Purchase Option	1.60%
Issuance under the Equity Based Compensation Plan	1.40%
Ending balance	27.40%
Noncontrolling Interests
Ownership
Beginning balance (in shares)	69,354,992
Purchase of HMH B.V. Shares (in shares)	(4,200,000)
Partial Exercise of Underwriters Purchase Option (in shares)	(1,371,688)
Issuance under the Equity Based Compensation Plan (in shares)	0
Ending balance (in shares)	63,783,304
Ownership Percentage
Beginning balance	80.50%
Purchase of HMH B.V. Shares	(4.90%)
Partial Exercise of Underwriters Purchase Option	(1.60%)
Issuance under the Equity Based Compensation Plan	(1.40%)
Ending balance	72.60%